Schedule of professional services (Details) - USD ($)		12 Months Ended
	Feb. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Accounting services		$ (318,188)	$ (581,610)	$ (753,272)
Audit and review fees		(477,899)	(201,871)	(232,454)
Legal services	$ (1,621,226)	(1,626,752)	(8,539)	(45,194)
Consulting services		(440,249)
Professional services		$ (2,863,088)	$ (792,020)	$ (1,030,920)